Convertible Debt and Warrant Liability (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Balance at beginning	$ 10,911
Convertible Debt issued during the period	7,330	7,034
Conversions/payoffs	(16,346)
Unrealized Gain (Loss)	2,159	3,877
Balance at end	$ 4,054	$ 10,911